FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Preferred and Convertible Income Fund 2

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Jessica R. Droeger - Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2004

Nuveen Preferred and Convertible Income Fund 2

Proxies voted for Year Ending June 30, 2004

Security Name	Ticker Symbol	Cusip	Shareholder Meeting Date	Items Voted Upon	Proposed	Voted	How Fund Voted	For / Against Mgmt.
State Street Corp.	STT	857477202	4/21/2004	1) Board of Directors	Issuer	Yes	For All Nominees	For

				2) Proposal to exempt the Board from MA General Laws chapter 156B section 50 A(A)	Stockholder	Yes	Against Proposal # 2	For

NUVEEN PREFERRED AND CONVERTIBLE				FORM N-PX
INCOME FUND II

Issuer	Ticker	Cusip	Meeting Date	Subject Matter	Proposed By	Fund Voted (Y/N)	How Voted	For/Against Management
Simon Property Group	spg prg	828806505	5/5/2004	Vote for all Nominees	Issuer	Yes	In favor	For
Simon Property Group	spg prf	828806604	5/5/2004	Vote for all Nominees	Issuer	Yes	In favor	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred and Convertible Income Fund 2

By

/s/ Jessica R. Droeger - Vice President and Secretary

Date

August 30, 2004